Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Logan Capital Broad Innovative Growth ETF
Shareholder Report [Line Items]
Fund Name	Logan Capital Broad Innovative Growth ETF
Class Name	Logan Capital Broad Innovative Growth ETF
Trading Symbol	LCLG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Logan Capital Broad Innovative Growth ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://logancapitalfunds.com/regulatory-info. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://logancapitalfunds.com/regulatory-info
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Logan Capital Broad Innovative Growth ETF	$102	0.85%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
OVERVIEW OF TRAILING PERFORMANCE
During the 12-month trailing period ending April 30,2026 the Logan Capital Broad Innovative Growth ETF delivered a NAV total return of 39.94% beating the Russell 1000 Total Return Index, which returned 30.42%. Performance reflected Logan’s disciplined strategy and selective exposure to innovation-driven companies across sectors.
MARKET CONTEXT
The Fund benefited from resilient U.S. economic conditions despite elevated market volatility, inflation concerns, and geopolitical uncertainty. Investor sentiment was influenced by changing tariff policies, Federal Reserve expectations, and rising oil prices tied to Middle East tensions. Equity market leadership broadened beyond large-cap technology companies as investors rotated toward value-oriented, industrial, energy, and cyclical sectors.
INVESTMENT POSITIONING AND SECTOR INFLUENCE
The Fund’s investment adviser maintained a disciplined and diversified investment approach focused on high-quality companies with strong balance sheets, durable cash flows, and long-term growth potential. Portfolio positioning emphasized selective exposure to industrial, infrastructure, energy, and AI-related investment themes while managing concentration and valuation risk within the technology sector. During periods of volatility, the adviser remained focused on long-term fundamentals and ongoing evaluation of macroeconomic, earnings, and geopolitical developments.

Top Contributors
↑	Information Technology
↑	Communication Services
↑	KLA Corporation
↑	Broadcom Inc.
↑	Amphenol Corporation

Top Detractors
↓	Materials
↓	Financials
↓	Copart Inc.
↓	Netflix
↓	Graphic Packaging Holding Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Logan Capital Broad Innovative Growth ETF NAV	39.94	13.43	18.13
Russell 1000 Total Return	30.42	12.32	15.01
Russell 1000 Growth Total Return	30.99	13.86	18.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://logancapitalfunds.com/regulatory-info for more recent performance information.
Net Assets	$ 101,289,196
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 578,477
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$101,289,196
Number of Holdings	57
Net Advisory Fee	$578,477
Portfolio Turnover	7%
30-Day SEC Yield	-0.08%
30-Day SEC Yield Unsubsidized	-0.08%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Alphabet, Inc.	7.4%
Broadcom, Inc.	6.1%
KLA Corp.	5.8%
Amphenol Corp.	5.4%
Amazon.com, Inc.	4.3%
Apple, Inc.	4.3%
AppLovin Corp.	4.0%
Netflix, Inc.	3.7%
Flex Ltd.	3.6%
Meta Platforms, Inc.	3.6%

Top Sectors	(%)
Information Technology	38.1%
Industrials	17.7%
Consumer Discretionary	16.0%
Communication Services	14.9%
Financials	6.5%
Health Care	2.7%
Materials	1.0%
Consumer Staples	1.0%
Cash & Other	2.1%
[1]
Updated Prospectus Web Address	https://logancapitalfunds.com/regulatory-info

[1]
*	Expressed as a percentage of net assets.